Basis of Presentation and summary of significant accounting policies - IFRS 16, Leases (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020	Oct. 01, 2019
IFRS 16, Leases
Finance lease obligations	$ 7,765,000	$ 5,267,000
Changes in accounting policy required by IFRSs 16, cumulative effect at date of initial application
IFRS 16, Leases
Incremental borrowing rate			8.00%
Right of use assets			$ 2,603,000
Finance lease obligations			$ 2,603,000